Restatement - Consolidated statement of loss (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($) $ / $	Sep. 30, 2020 CAD ($) $ / $
Restatement
Exchange rate | $ / $		1.3458	1.3458
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Total revenue	$ 102,351	$ 72,639
Operating income (loss) from continuing operations	(1,460)	658
Income (loss) before taxes from continuing operations	(9,329)	(3,575)
Net income (loss) from continuing operations	(6,174)	(3,703)
Net income (loss)	$ (6,174)	$ (4,572)
Previously Reported
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Total revenue			$ 97,755
Operating income (loss) from continuing operations			885
Income (loss) before taxes from continuing operations			(5,425)
Net income (loss) from continuing operations			(5,597)
Net income (loss)			$ (6,755)